Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that have occurred that would require adjustment or disclosures in the unaudited condensed financial statements, except as noted below.

Proposed Business Combination

On October 14, 2022, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, Diamond Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and DiaCarta, Ltd., a Cayman Islands exempted company limited by shares (“DiaCarta”), as fully disclosed in a Current Report on Form 8-K as filed with the SEC by the Company on October 14, 2022.

Pursuant to the terms of the Business Combination Agreement, a business combination between the Company and DiaCarta (the “Proposed Business Combination”) will be effected in two steps. First, before the closing of the Proposed Business Combination (the “Closing”), both the Company and DiaCarta will deregister in the Cayman Islands and domesticate as Delaware corporations in accordance with Section 388 of the Delaware General Corporation Law and the Cayman Islands Companies Act (As Revised), with DiaCarta changing its name to DiaCarta Holdings, Inc. (the “Domestication”). Second, at the Closing, Merger Sub will merge with and into DiaCarta Holdings, Inc., with DiaCarta Holdings, Inc. surviving such merger as the surviving entity (the “Merger”). Upon consummation of the Proposed Business Combination, DiaCarta Holdings, Inc. will become a wholly owned subsidiary of the Company. The Company will then change its name to “DiaCarta, Inc.” We refer to the Company after the Domestication but before the Merger as “Domesticated SPAC.” The aggregate merger consideration paid to DiaCarta equity holders in connection with the Proposed Business Combination consists of 46 million shares of Domesticated SPAC Common Stock, which is calculated based on a pre-money equity valuation of DiaCarta at $460.0 million on a fully diluted basis.

The obligations of the parties (or, in some cases, some of the parties) to consummate the Proposed Business Combination are subject to the satisfaction or waiver of certain customary closing conditions of the respective parties, including, among others: (i) the accuracy of representations and warranties to various standards, from no material qualifier to a material adverse effect qualifier, (ii) material compliance with pre-closing covenants, (iii) no material adverse effect both for the Company and DiaCarta and its subsidiaries, (iv) the delivery of customary closing certificates, (v) the waiting period of periods required by any Antitrust Authorities (as defined under the Business Combination Agreement) and any other Governmental Approvals (as defined under the Business Combination Agreement) shall have been obtained, expired or been terminated, as applicable, (vi) the absence of a legal prohibition on consummating the transactions, (vii) approval by the Company’s and DiaCarta’s shareholders, (viii) approval of the listing on the NYSE for newly issued shares, and (ix) the Company having at least US$5,000,001 of net tangible assets remaining after redemption.

In connection with the Business Combination, the Company entered into an engagement with a third party who will act as its financial advisor and its capital market advisor and placement agent in connection with the Proposed Business Combination. The fee arrangement consists of a $4.0 million advisor fee and an offering fee of 4.0% of the sum of the gross proceeds raised by the third party. The fees are contingent upon the closing of the transaction and private placement. As prescribed by the arrangement, in the Company’s sole discretion, it may elect to pay the $2.0 million of the advisor fee with ordinary shares of the publicly listed post-business combination company.

The Company has agreed, pursuant to the Business Combination Agreement, to seek additional investors through one or more private placements of common stock of the Domesticated SPAC. In connection with the Proposed Business Combination, the Sponsor has agreed to contribute or forfeit certain Class B Ordinary Shares owned by itself to facilitate financing after signing of the Business Combination Agreement and certain forfeiture arrangement with an agreed cap.

The full Business Combination Agreement and other agreements entered into or contemplated to be executed prior to the Closing have been filed on a Current Report on Form 8-K on filed with the SEC on October 14, 2022.

Waiver of Deferred Underwriting Fee

On October 7, 2022, the Company received a letter from Goldman Sachs (Asia) L.L.C. (“Goldman Sachs”), and on October 13, 2022, the Company executed a letter agreement with Credit Suisse Securities (USA) LLC (“Credit Suisse”), which, among others, waive any entitlement to their respective portions of the $14,490,000 deferred underwriting fee that accrued from Goldman Sachs’ and Credit Suisse’s participation as the underwriters of the Initial Public Offering. Such waiver reduces the estimated expenses of the Proposed Business Combination by $14,490,000, which amount will be reflected on the balance sheet of the Company and the succeeding company upon the Closing.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date financial statements were issued. Based upon this review, the Company did not identify any subsequent events that have occurred that would require adjustment or disclosures in the financial statements.